Financial Instruments - Cash Flow Hedges Realized Gains And Losses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Effect of interest rate swap hedges on results
Unrealized gains			$ 2,138	$ 8,903
Net unrealized and realized gains on fair value interest rate swaps	$ (1,141)	$ (10,036)	(3,163)	(26,775)
Interest rate swap contracts | Cash Flow Hedges
Financial Instruments
Unrealized gains/(losses) related to fair value changes			2,100	30,400
Unrealized losses reclassified from accumulated OCI into earnings			200	21,500
Effect of interest rate swap hedges on results
Total realized losses	(1,200)	(13,700)	(3,400)	(34,000)
Amortization of deferred realized losses	(1,000)	(1,000)	(2,000)	(2,000)
Unrealized gains	900	4,500	1,900	8,900
Net unrealized and realized gains on fair value interest rate swaps	$ (1,300)	$ (10,200)	$ (3,500)	$ (27,100)